File No. 333-181969

As filed with the SEC on November 7, 2012

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire

Dickstein Shapiro LLP

2101 L Street, NW

Washington, DC 20037-1526

(202) 828-2218

Acquisition of the assets of

FIFTH THIRD PRIME MONEY MARKET FUND

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND

each a portfolio of Fifth Third Funds

By and in exchange for shares of

FEDERATED PRIME VALUE OBLIGATIONS FUND

FEDERATED PRIME CASH OBLIGATIONS FUND

FEDERATED GOVERNMENT OBLIGATIONS FUND

FEDERATED TREASURY OBLIGATIONS FUND

each a portfolio of Money Market Obligations Trust

It is proposed that this filing will become effective

immediately upon filing pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part C. Other Information

Item 15. Indemnification

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18	(35)
1.2	Amendment No. 19	(42)
1.3	Amendment No. 20	(43)
1.4	Amendment No. 21	(50)
1.5	Amendment No. 22	(55)
1.6	Amendment No. 23	(57)
1.7	Amendment No. 24	(58)
1.8	Amendment Nos. 25 and 26	(59)
1.9	Amendment Nos. 27 and 28	(62)
1.10	Amendment Nos. 29, 31, 32 and 33 (Amendment No. 30 was skipped and not used)	(76)
1.11	Amendment No. 34	(78)
1.12	Amendment No. 35	(79)
1.13	Amendment No. 36	(81)
1.14	Amendment No. 37	(83)

2.1	Copy of Amended and Restated By-Laws and Amendment Nos. 1-4	(35)
2.2	Amendment No. 5	(42)
2.3	Amendment No. 6	(46)
2.4	Amendment No. 7	(52)
2.5	Amendment No. 8	(59)
2.6	Amendment No. 9	(60)
2.7	Amendment No. 10	(65)

3	Not applicable

4	Form of Plan of Reorganization	(84)

5	Not applicable

6.1	Conformed Copy of Investment Advisory Contract between Federated Management and MMOT including Exhibits A-PP	(35)
6.2	Conformed copy of Amendment to the Investment Advisory Contract	(38)
6.3	Exhibit QQ	(44)
6.4	Exhibits RR-TT	(56)
6.5	Amendment #1 to Exhibit H	(58)
6.6	Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, JJ	(62)
6.7	Amendment #1 to Exhibit OO	(65)
6.8	Conformed copy of Investment Advisory Contract dtd. 7/31/2008 between Passport Research LTD and MMOT, including Exhibit A (TFIT)	(71)
6.9	Conformed copy of Investment Advisory Contract dtd. 3/1/1995 between FAS and MMOT	(82)

7.1	Conformed Copy of Distributor’s Contract and Exhibits A-R	(35)
7.2	Exhibit S-W	(54)
7.3	Conformed copy of Amendment to the Distributor’s Contract	(38)
7.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
7.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
7.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
7.7	Exhibits X-Y	(57)
7.8	Exhibit U	(58)
7.9	Exhibit Z	(62)
7.10	Exhibit AA and Exhibit K	(63)
7.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)

8	Not applicable

9.1	Conformed copy of Custodian Agreement	(8)
9.2	Conformed copy of Custodian Fee Schedule	(17)
9.3	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust)and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company	(62)
9.4	Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York	(63)
9.5	Conformed copy of the Amendments to the Custodian Contract and Fund Accounting Agreement between The Bank of New York and Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves	(65)
9.6	Conformed copy of Second Amendment to the Custody Agreement between the Funds listed and The Bank of New York;	(69)
9.7	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009	(75)
9.8	Conformed copy of the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(76)
9.9	Conformed copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 6/30/10	(78)
9.10	Conformed Copy of Custody Agreement dtd. June 7, 2005, between funds listed on Schedule 1 and The Bank of New York.	(82)

10.1	Conformed copy of Distribution Plan and Exhibits A-R	(35)
10.2	Exhibits S-W	(54)
10.3	Conformed copy of Distributor’s Contract	(38)
10.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust-Class B Shares)	(23)
10.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
10.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
10.7	Exhibits X-Y	(57)
10.8	Exhibit U	(58)
10.9	Exhibit Z	(62)
10.10	Exhibit AA and Exhibit K	(63)
10.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)

11	Form of Opinion and Consent of Counsel Regarding the legality of Shares being issued.	(84)

12.1	Conformed copy of Opinion regarding tax consequences of Reorganization (Fifth Third U.S. Treasury Money Market Fund - TOF)	+
12.2	Conformed copy of Opinion regarding tax consequences of Reorganization (Fifth Third Institutional Money Market Fund - GOF)	+
12.3	Conformed copy of Opinion regarding tax consequences of Reorganization (Fifth Third Prime Money Market Fund - PVOF)	+
12.4	Conformed copy of Opinion regarding tax consequences of Reorganization (Fifth Third Institutional Money Market Fund - PCOF)	+

13.1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
13.2	Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust – Class B Shares)	(23)
13.3	The responses described in Item 23(e)(iv) are hereby incorporated reference.
13.4	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).
13.5	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.6	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).
13.7	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309).
13.8	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843);
13.9	The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.10	The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.11	The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.12	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services;	(62)
13.13	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services	(65)
13.14	Conformed copy of Financial Administration and Accounting Services Agreement between all listed Federated Funds and State Street Bank and Trust Company	(74)
13.15	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009	(75)
13.16	Conformed copy of the Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Federated funds listed on Schedule A revised as of January 1, 2010.	(76)
13.17	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement (revised as of 1/1/2010)	(76)
13.18	Conformed copy of the Second Amended & Restated Services Agreement dated 12/1/2001	(76)
13.19	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of 4/30/2010	(76)
13.20	Conformed copy of Schedule A to the Shareholder Services Agreement for Class B Shares	(78)
13.21	Conformed copy of Schedule A to the Principal Shareholder Services Agreement for Class B Shares	(78)
13.22	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement revised as of 9/1/2010	(78)
13.23	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 9/1/2010	(78)
13.24	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement revised as of 9/1/2010	(78)
13.25	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 1/1/2011	(79)
13.26	Conformed copy of Financial Administration and Accounting Services Agreement dtd. March 1, 2011 between funds listed on Exhibit A and State Street Bank and Trust Company	(82)
13.27	Conformed copy of Fund Accounting Agreement dtd. March 1, 2011 between funds listed on Schedule I and The Bank of New York Mellon	(82)
13.28	Conformed copy of Agreement for Transfer Agency Services dtd. November 1, 1998 between TFIT and Edward Jones	(82)

14.1	Conformed copy of Consent of Fifth Third Funds’ Independent Registered Public Accounting Firm	(84)
14.2	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm	(84)

15	Not Applicable

16.1	Conformed copy of Certification of Resolutions adopted by Board of Directors	(84)
16.2	Conformed copy of Power of Attorney of the Registrant	(84)

17.1	Form of Prime Money Market Fund Ballot	(84)
17.2	Form of Institutional Money Market Fund Ballot	(84)
17.3	Form of Institutional Government Money Market Fund Ballot	(84)
17.4	Form of U.S. Treasury Money Market Fund Ballot	(84)

+	Exhibit is being filed electronically with registration statement; indicate by footnote
ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-31602 and 811-5950)
8	PEA No. 8 filed June 1, 1994
17	PEA No. 24 filed September 28, 1998
23	PEA No. 36 filed October 29, 1999
35	PEA No. 51 filed May 29, 2001
38	PEA No. 54 filed September 28, 2001
42	PEA No. 59 filed on December 20, 2002
43	PEA No. 62 filed on May 30, 2003
44	PEA No. 63 filed on June 30, 2003
46	PEA No. 65 filed on December 30, 2003
50	PEA No. 69 filed on June 29, 2004
52	PEA No. 73 filed on December 3, 2004
54	PEA No. 77 filed on February 25, 2005
55	PEA No. 79 filed on May 2, 2005
56	PEA No. 80 filed on May 27, 2005
57	PEA No. 81 filed on June 28, 2005
58	PEA No. 82 filed on September 30, 2005
59	PEA No. 83 filed on February 27, 2006
60	PEA No. 84 filed on May 26, 2006
62	PEA No. 87 filed on February 27, 2007
63	PEA No. 91 filed on September 28, 2007
65	PEA No. 96 filed on December 17, 2007
69	PEA No. 102 filed on September 29, 2008
71	PEA No. 104 filed on May 29, 2009
74	PEA No. 107 filed on December 23, 2009
75	PEA No. 109 filed on February 26, 2010
76	PEA No. 110 filed on May 24, 2010
78	PEA No. 112 filed on September 28, 2010
79	PEA No. 114 filed on February 28, 2011
81	PEA No. 119 filed on June 28, 2011
82	PEA No. 120 filed on September 27, 2011
83	PEA No. 124 filed on February 27, 2012
RESPONSES ARE INCORPORATED BY REFERENCE TO A PRE-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-14 (FILE NOS. 333-181969 and 811-5950)
84	PEA No. 1 filed on June 28, 2012

Item 17 Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 7th day of November 2012.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ Todd P. Zerega Todd P. Zerega, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Todd P. Zerega Todd P Zerega, Assistant Secretary	Attorney In Fact For the Persons Listed Below	November 7, 2012
John F. Donahue*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney